Share-Based Compensation (Details) (USD $)	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,111,966		$ 921,709	$ 712,144
Number of shares that may be issued pursuant to the plan (in shares)	1,000,000
Shares available for grant under the plan (in shares)	794,000
Share-based compensation expense	1,112,000		922,000	712,000
Tax benefit related to share-based compensation	31,000		26,000
Vesting period	the award shall vest in one-third increments each year beginning August 31, 2013 and annually each August 31 thereafter until fully vested as long as the recipient is an employee throughout each such service period.
Cost to be recognized in future periods	469,000
Number of shares [Abstract]
Unvested awards at beginning of period (in shares)	67,668
Granted (in shares)	39,000	[1]
Vested (in shares)	(32,668)
Unvested awards at end of period (in shares)	74,000		67,668
Weighted-average grant date fair value [Abstract]
Unvested awards at beginning of period (in dollars per share)	$ 18.85
Granted (in dollars per share)	$ 20.53	[1]
Vested (in dollars per share)	$ (17.62)
Unvested awards at end of period (in dollars per share)	$ 20.28		$ 18.85
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 7 months 6 days
2014 Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	350,000		264,000	337,000
Number of shares [Abstract]
Granted (in shares)	17,000		12,000	22,000
2014 Performance Shares Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	762,000
Grant date fair value	801,000
Future unvested shares to be issued to recipients	39,000
Number of shares [Abstract]
Granted (in shares)	39,000
2013 Performance Shares Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			658,000
Grant date fair value			844,000
Unvested shares issued	39,000
Unvested shares remaining at end of period	26,000
Number of shares [Abstract]
Granted (in shares)			39,000
2012 Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				375,000
Grant date fair value				$ 552,000
Number of shares [Abstract]
Granted (in shares)				36,000

[1]	Represents the maximum number of shares which could be issued based on achieving the performance criteria.